Customer deposits	12 Months Ended
Dec. 31, 2025
Deposits from customers [abstract]
Customer deposits	Customer deposits
The detail, by classification, geographical area and type, of Customer deposits is as follows:

EUR million
	2025	2024	2023
Classification
Financial liabilities held for trading	36,120	18,984	19,837
Financial liabilities designated at fair value through profit or loss	25,930	25,407	32,052
Financial liabilities at amortized cost	979,150	1,011,545	995,280
	1,041,200	1,055,936	1,047,169
Geographical areaA
Spain	437,855	395,479	388,736
Rest of Europe	323,854	377,057	366,165
of which: United Kingdom	228,810	233,192	235,698
Rest of America	279,491	283,400	292,268
of which: United States	82,321	88,712	83,555
Rest of the world	—	—	—
	1,041,200	1,055,936	1,047,169
Type
Demand deposits-	646,125	677,818	661,262
Time deposits-	296,797	298,276	305,296
Deposits redeemable at notice	1,487	1,525	1,789
Repurchase agreements	96,791	78,317	78,822
	1,041,200	1,055,936	1,047,169
A.According to the geography of the legal entity.

Note 51 contains a detail of the residual maturity periods of financial liabilities at amortised cost.